Prepayments, Other Receivables and Other Assets (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Interest receivable	—	1,517
Other receivables	48,332	41,324
Lease receivables	99	188
VAT recoverable	1,236	1,396
Prepayments	16,902	17,330
Total	66,569	61,755